Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segments for the Company’s Continuing Operations

The following table presents summary information by segments for the Company’s continuing operations for the year ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
	Equipment and technical service segment	Craft beer segment	Total
	(US$)
Revenues	3,270,846	99,943	3,370,789
Cost of goods sold	2,125,709	55,475	2,181,184
Gross profit	1,145,137	44,468	1,189,605
Interest expense and charges	981,917	360	982,277
Interest income	513	3	516
Depreciation and amortization	227,717	44,019	271,736
Capital expenditures	728,334	-	728,334
Income tax expenses	-	-	-
Segment loss	(12,055,269)	(558,132)	(12,613,401)
Segment assets	31,453,406	386,076	31,839,482

	For the Year Ended December 31, 2024
	Equipment and technical service segment	Craft beer segment	Total
	(US$)
Revenues	1,828,976	-	1,828,976
Cost of goods sold	1,003,772	-	1,003,772
Gross profit	825,204	-	825,204
Interest expense and charges	602,228	-	602,228
Interest income	1,168	-	1,168
Depreciation and amortization	32,464	-	32,464
Capital expenditures	14,152,652	-	14,152,652
Income tax expenses	-	-	-
Segment loss	(8,312,576)	-	(8,312,576)
Segment assets	34,256,918	-	34,256,918
	For the Year Ended December 31, 2023
	Equipment and technical service segment	Craft beer segment	Total
	(US$)
Revenues	10,781	-	10,781
Cost of goods sold	9,240	-	9,240
Gross profit	1,541	-	1,541
Interest expense and charges	92,144	-	92,144
Interest income	63	-	63
Depreciation and amortization	3,838	-	3,838
Capital expenditures	47,226	-	47,226
Income tax expenses	-	-	-
Segment loss	(6,526,322)	-	(6,526,322)
Segment assets	25,245,248	-	25,245,248